Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Business combinations
a) Business combinations
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling
interests in the acquiree.
The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organised workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.
The Group elects on a
transaction-by-transaction
basis to apply the optional test (the concentration test) to assess whether a transaction qualifies as a business.

Investments in associates
b) Investments in associates
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.
The Group’s investments in associates are accounted for using the equity method. Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate since the acquisition date. Dividends received or receivable from an associate reduce the carrying amount of the investments in associates. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately.
The consolidated statement of profit or loss and other comprehensive income reflects the Group’s share of the results of operations of the associate. When there has been a change recognized directly in the equity of the associate, the Group recognizes its share of any changes, when applicable, in the consolidated statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the associate are eliminated to the extent of the interest in the associate.
When the Group’s share of losses of an associate exceeds the Group’s interest in that associate, the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.
After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within “Share of profit / (loss) of an associate” in the consolidated statement of profit or loss and other comprehensive income.
Upon loss of significant influence over the associate, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.

Foreign currencies
c) Foreign currencies
The Group’s consolidated financial statements are presented in Russian Rubles (“RUB”), which is also the parent company’s functional currency. For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. The functional currency of Russian operating subsidiaries, which account for the significant majority of our operations, is the Russian ruble. The functional currency of the Group’s operating subsidiaries in Belarus and Kazahstan is their respective local currency.
The Group determines the functional currency based on combination of factors and consider the primary economic environment in which these companies operate, and the related currency, in which they generate and expend its cash flows.
Transactions in foreign currencies are initially recorded by the Group’s subsidiaries in their functional currency at exchange rates prevailing at the dates of the transactions.
Monetary assets and liabilities denominated in foreign currencies are translated into functional currency at exchange rates prevailing at the reporting date. Differences arising on settlement or translation of monetary items are recognized within “Foreign currency exchange gain / (loss), net”, in the consolidated statement of profit and loss and other comprehensive income.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Non-monetary
items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.
The RUB is not a fully convertible currency outside Russia. Within the Russian Federation, official exchange rates are determined by the Central Bank of the Russian Federation.

Revenue from contracts with customers
d) Revenue from contracts with customers
The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions based on a determination of whether it is a principal in providing a good or a service to a customer (a principal controls the goods or services before they are transferred to customers) or whether it is an agent of another entity. When the Group is primarily responsible for fulfilling the promise to provide the specified good or service, bears an inventory risk, has discretion in establishing prices, or has several but not all of these indicators, it is a principal in the arrangement and recognizes revenues on a gross basis. When the Group’s performance obligation is to arrange for the provision of the specified good or service by another party, revenues are recorded on a net basis.
Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.
i. Revenue from sales of goods
The Group recognizes revenue from sales of goods on a gross basis as the Group controls goods before the goods are transferred to a customer. Payment for the purchased goods is generally made either before delivery or upon delivery. Revenue is recognized at the point in time when control of the promised goods is transferred to customers which generally occurs upon delivery to the customers. The Group recognizes revenue net of return allowances when the goods are delivered to customers. Delivery of goods to customers, who place their orders for goods online through the Group’s website and mobile app, is not separately identifiable from sales of goods, and the Group accounts for sales of goods and delivery services to its customers as a single performance obligation.
ii. Right of return
For certain categories of goods customers have a right to return these goods within a specified period. Return allowances, which reduce revenues from sales of goods, are estimated based on historical experiences.
For goods that are expected to be returned from the customers, the Group recognizes a refund liability (included in Accrued expenses in the consolidated statement of financial position). The liability is measured at the amount the Group ultimately expects it will have to return to the customer. A right of return asset (included in Inventories in the consolidated statement of financial position) and corresponding adjustment to cost of sales are also recognized for the right to recover products from the customers.
iii. Financing component in revenue arrangements
The Group has a service (“Ozon Installment”) that allows customers to pay for goods in installments generally over a six-month
period. The Group applies the practical expedient and does not adjust the promised amount of consideration for the effects of a significant financing component because the period between the transfer of the promised good and the payment is less than one year.

iv. Loyalty program
The Group has loyalty points programs (Ozon Points, Ozon Premium Points, Ozon Card, Ozon Rubles) which allow customers to accumulate points in connection with purchase of goods or services on the Group’s marketplace platform that can be redeemed against future purchases, subject to a certain threshold. The loyalty points give rise to a separate performance obligation as they provide a material right to the customer. A portion of the transaction price is allocated to the loyalty points awarded to customers based on a stand-alone selling price of points and recognized as deferred revenue (contract liability) in the consolidated statement of financial position. Deferred revenue is recognized as revenue when loyalty points are redeemed, expire or the likelihood of the customer redeeming the points becomes remote. When estimating the stand-alone selling price of the loyalty points, the Group considers the likelihood that the customer will redeem the points. The Group updates its estimates of the points that will be redeemed on a quarterly basis and any adjustments to the deferred revenue balance are charged against revenue. Generally, the deferred revenue related to loyalty programs is recognized within one year after the reporting date.
v. Gift certificates
The Group sells gift certificates which can be redeemed to purchase products sold on the Group’s website ozon.ru or mobile app. The cash collected from the sales of gift certificates is initially recorded as deferred revenue (contract liability) in the consolidated statement of financial position and subsequently recognized as revenue upon the sales of the respective products through redemption of gift certificates. Revenue from redeemed gift certificates is included in Revenue from sales of goods (note 4). Revenue from unredeemed gift certificates is recognized over the expected customer redemption period (usually 12 months) and included in service revenue.
vi. Premium subscription
In 2019, the Group launched an Ozon Premium program (“Ozon Premium”), a subscription-based service which provides customers with free delivery, additional discounts and other benefits. The cash collected from the sales of Ozon Premium is initially recorded as deferred revenue (contract liability) in the consolidated statement of financial position and subsequently recognized as revenues over the subscription period (1, 6 or 12 months). Revenue from Ozon Premium is included in service revenue.
vii. Marketplace commission
The Group offers a marketplace platform that enables sellers to sell their products through the Group’s website and use the Group’s logistics infrastructure to deliver products to the end-customer.
Marketplace commission represents commission fees charged to third-party sellers for arranging a sale of their products through the Group’s online marketplace. Upon sale, the Group charges the third-party sellers a commission fee, which consists of a base fee component and a variable fee component. The base fee is based on the percentage of the selling price depending on the product category and other factors. The variable fee component of the commission is paid by the sellers based on the additional services the Group renders to the sellers in fulfilling its promise to arrange the sale of their products, such as storage and fulfillment fees for orders processed through the Group’s fulfillment and delivery infrastructure. The Group’s performance obligation with respect to these transactions is to arrange the sale to the end-customer
through the online platform. In case of product returns, the Group charges a commission to process the return. As the Group’s promise is to arrange the sale of sellers’ products, marketplace commission is recognized on a net basis at the point of delivery of products. The commission revenue is generally withheld by the Company from the payments collected from the customers, either before delivery or upon delivery.
Revenue from additional services to sellers such as product utilization charges, additional fulfillment and logistics services, charges for convenient payment options are recognized upon fulfillment of the respective performance obligations which generally matches the invoicing pattern.
viii. Advertising revenue
The Group’s advertising services allow customers to place advertisements in particular areas of the Group’s websites at fixed or variable prices (cost per click or cost per view). Advertising revenue is recognized evenly over the period in which the advertisement is displayed or based on the number of views or clicks, when the advertisement has been displayed. Payment is generally due within 30 to 60 days from providing advertising services.

ix. Travel services
Revenue from travel services consists of commission fees and ticketing fees charged from the travel supplier and/or traveler for the sale of airline and railway tickets, and hotel bookings through the Group’s website and app. The Group acts as the agent in these transactions, passing reservations booked by the traveler to the relevant travel provider. Commission fees and ticketing fees are recognized upon booking of airline and railway transactions or hotel reservations as the Group has no significant post-delivery obligations.

Leases
e) Leases
Right-of-use
assets
The Group recognizes
right-of-use
assets at the commencement date of the lease (i.e., the date the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Fulfillment and sorting centers	3-10
Office premises	2-7
Pick-up points	3
Vehicles	3-4
Right-of
use assets are also subject to impairment. Refer to the accounting policies in section 2.5 (p) Impairment of long-lived assets.
Lease liabilities
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Group uses the incremental borrowing rate (IBR) at the lease commencement date if the interest rate implicit in the lease is not readily determinable. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment. The IBR therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available or when they need to be adjusted to reflect the terms and conditions of the lease. The Group estimates the IBR using observable inputs (such as market interest rates) when available and information on the cost of financing available to the Group at the assessment date.
After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a contract modification, including a change in the lease term, a change in the in-substance
fixed lease payments or a change in the assessment to purchase the underlying asset.
Leases of
low-value
assets
The Group applies the lease of
low-value
assets recognition exemption to leases that are considered of low value. Lease payments on leases of low-value
assets are recognized as expense on a straight-line basis over the lease term.

Sale and leaseback transactions
In a sale and leaseback transaction, an entity (seller-lessee) sells an asset to another entity (buyer-lessor) who then leases it back to the seller-lessee. The Group applies the requirements of IFRS15,
Revenue from Contracts with Customers
for determining when a performance obligation is satisfied in order to determine whether the transfer of an asset is accounted for as a sale of that asset.
If the transfer of an asset by the seller-lessee does not satisfy the requirements of IFRS 15,
Revenue from Contracts with Customers
to be accounted for as a sale of the asset, the seller-lessee continues to recognize the transferred asset and recognizes a financial liability equal to the transfer proceeds. The Group accounts for the financial liability applying IFRS 9,
Financial Instruments
.
Security deposits
At the commencement of a lease, the Group may be required to pay a security deposit to the lessor. As long as the deposit is a true deposit and not a prepaid lease payment, the deposit gives the lessee a right to receive the money back in cash from the lessor and is, therefore, a financial asset for the lessee and a financial liability for the lessor and is within the scope of IFRS 9
, Financial Instruments
. The deposit is initially accounted for at fair value. The fair value of the deposit is determined based on the prevailing market rate of interest for a similar loans, considering the entity-specific creditworthiness, and depending on facts and circumstances, any additional security available to the Group.
When the deposit earns interest below the market rate, the excess of the principal amount of the deposit over its fair value is accounted as a prepaid lease payment. The Group includes this amount in the cost of its right-of-use
asset at the lease commencement date.
Interest on the deposit is accounted for using the effective interest method.
Presentation in the consolidated statement of cash flows
The Group classifies cash payments for the principal portion of lease liabilities within financing activities and cash payments for the interest portion of the lease liabilities within operating activities.

Cost of sales
f) Cost of sales
Cost of sales consists of purchase price of consumer products, net of vendor’s rebates and subsidies, write-downs and losses of inventories, cost of travel services and costs of obtaining and fulfilling contracts with third-party sellers on the marketplace platform.
Rebates and subsidies
The Group periodically receives considerations from certain vendors, representing rebates for products sold and subsidies for the sales of the vendors’ products over a period of time. Vendor rebates typically depend on reaching minimum sales or purchase thresholds for a specified period, or on selling goods at a targeted discount (subsidized by vendor). The rebates are not sufficiently separable from the Group’s purchase of the vendors’ products and they do not represent a reimbursement of costs incurred by the Group to sell vendors’ products. The Group accounts for the rebates received from its vendors as a reduction to price of purchased goods and therefore the Group records such amounts as a reduction of cost of sales when such sales occur. When volume rebates can be reasonably estimated based on the Group’s past experiences, a portion of the rebates is recognized as the Group makes progress towards the target threshold. Subsidies are calculated based on the volume of products sold through the Group and are recorded as a reduction of cost of sales when the sales have been completed and the amount is determinable.

Fulfillment and delivery expenses
g) Fulfillment and delivery expenses
Fulfillment and delivery expenses consist of outbound shipping costs, packaging material costs, costs incurred in operating the Group’s fulfillment centers, sorting centers, customer service centers, pickup points, expenses related to payment processing, costs associated with use by these functions of facilities and equipment, such as depreciation expenses, as well as write-offs and losses of sellers’ inventory and other related costs. Fulfillment and delivery expenses also include amounts paid to employees and third parties that assist the Group in fulfillment, sorting, delivery and customer service operations. Fulfillment and delivery costs are expensed as incurred.

Sales and marketing expenses
h) Sales and marketing expenses
Sales and marketing and commercial expenses consist primarily of advertising costs and related employee costs.
The Group pays commissions to participants in the affiliates program when their customer referrals result in successful product sales and records such costs in sales and marketing expenses. Sales and marketing costs are expensed as incurred.

Technology and content expenses
i) Technology and content expenses
Technology and content expenses include payroll and related expenses for employees involved in the research and development of new and existing products and services, development, design, and maintenance of the Group’s websites and mobile apps, and technology infrastructure costs. Technology and content expenses are expensed as incurred.

General and administrative expenses
j) General and administrative expenses
General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions, including general and administrative expenses related to operation of marketplace platform. These expenses include payroll of accounting, finance, tax, legal and human relations functions; costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses. General and administrative costs are expensed as incurred.

Share-based awards
k) Share-based awards
All of the Group’s share-based awards are equity-settled.
Certain employees of the Group receive remuneration in the form of share-based compensation, whereby employees render services as consideration for equity instruments.
The Group issues equity-settled share-based awards, including share options, share appreciation rights and restricted share units, and accounts for these awards in accordance with IFRS 2,
Share-based payment
. The cost of equity-settled share-based awards is measured at fair value (excluding the effect of non-market-based
vesting conditions) at the date of grant. That cost is recognized as an employee benefits expense, together with a corresponding increase in equity (equity-settled employee benefits reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the consolidated statement of profit or loss and other comprehensive income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Market-based performance criteria are taken into account when determining the fair value at the date of grant.
Non-market
based performance criteria are taken into account when estimating the number of share-based awards expected to vest. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting
conditions.
Non-vesting
conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.
No expense is recognized for awards that do not ultimately vest because non-market
performance and/or service conditions have not been met. Where awards include a market or non-vesting
condition, the transactions are treated as vested irrespective of whether the market or non-vesting
condition is satisfied, provided that all other performance and/or service conditions are satisfied.
When the terms of an equity-settled award are modified to the employee’s benefit, the Company continues to recognize the grant date fair value of the award over the original vesting term. Further, from the modification date through the modified vesting date, the Company recognizes an additional expense for any modification that increases the total fair value of the share-based compensation transaction, or is otherwise beneficial to the employee.
Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.

Income taxes
l) Income taxes
Current income tax
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. Income taxes are computed in accordance with the laws of the Company’s and its subsidiaries’ jurisdictions. Taxable income of the Group’s companies incorporated in Russia, Kazakhstan, Belarus, and Cyprus is subject to local income taxes at rates of 20.0%, 20.0%, 18.0% and 12.5%, respectively.
Deferred tax
Deferred income taxes are accounted for under the balance sheet method and reflect the tax effect of temporary differences between the tax basis of assets and liabilities and their carrying amounts in the accompanying consolidated financial statements.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

•
In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised, except:

•
When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

•
In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. A deferred tax asset is derecognized when it is no longer probable that sufficient taxable profit will be available against which the deductible temporary differences can be recognized. Unrecognized deferred tax assets are re-assessed
at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.
The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realise the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Cash and cash equivalents
m) Cash and cash equivalents
Cash and cash equivalents in the consolidated statement of financial position comprise cash at banks and on hand and short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value.
For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short-term deposits, as defined above, net of outstanding bank overdrafts.

Property, plant and equipment
n) Property, plant and equipment
Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. The cost of an item of property, plant and equipment is recognized as an asset if it is probable that future economic benefits associated with the item will flow to the entity and the cost of the item can be measured reliably. The Group does not apply any thresholds for capitalising items of property, plant and equipment.
Property, plant and equipment include major expenditures for new assets, improvements and replacement assets that extend the useful lives of assets or increase their revenue-generating capacities. Repair and maintenance costs are expensed as incurred.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Land	Indefinite
Buildings	16-50
Engineering facilities	5-30
Warehouse equipment	1-10
Transportation vehicles	4-7
Computer equipment	2-4
Other computer hardware and office facilities	1-10
Other assets	5-20
Leasehold improvements	3-10
Depreciation of property, plant and equipment used in delivery and fulfillment activities is included in Fulfillment and delivery expenses in the consolidated statement of profit or loss and other comprehensive income. Depreciation of other property, plant and equipment is included within General and administrative expenses.
The carrying amount of an item of property, plant and equipment is derecognized on disposal, or when no future economic benefits are expected from its use or disposal. The gain or loss arising from the derecognition of an item of property, plant and equipment (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in “Gain / (loss) on disposal of non-current
assets, net” in the consolidated statement of profit or loss and other comprehensive income when the asset is derecognized.

Intangible assets
o) Intangible assets
An intangible asset is recognized if it is probable that the expected future economic benefits that are attributable to the asset will flow to the entity and the cost of the asset can be measured reliably.
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.
For internally generated assets the Group assesses whether an intangible asset meets the criteria for recognition, and classifies the generation of the asset into a research phase or a development phase. If the Group cannot distinguish the research phase from the development phase of an internal project to create an intangible asset, the expenditure on that project is treated as if it were incurred in the research phase only.
Research costs are expensed as incurred. Development expenditures on an individual project are recognised as an intangible asset when the Group can demonstrate:

•	the technical feasibility of completing the intangible asset so that the asset will be available for use or sale

•	its intention to complete and its ability and intention to use or sell the asset

•	how the asset will generate future economic benefits

•	the availability of resources to complete the asset

•	the ability to measure reliably the expenditure during development
Intangible assets are amortized on a straight-line basis over the useful economic life. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of profit or loss in the expense category that is consistent with the function of the intangible assets.
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in the consolidated statement of profit and loss.
Intangible assets with indefinite useful lives are not amortised, but are tested for impairment annually and whenever there is an indication that the intangible asset may be impaired, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

Impairment of long-lived assets
p) Impairment of long-lived assets
The Group assesses, at each reporting date, whether there is any indication that a long-lived asset may be impaired. If any indication exists, the Group estimates the recoverable amount of the asset in order to determine the extent of the impairment loss (if any). Where an individual asset does not generate largely independent cash inflows, the Group estimates the recoverable amount of the cash-generating unit (“CGU”) to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual CGU, or otherwise they are allocated to the smallest group of CGUs for which a reasonable and consistent allocation basis can be identified.
The recoverable amount is the higher of fair value less costs to sell (“FVLCS”) and value in use (“VIU”). In assessing VIU, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value of CGUs is generally determined with a reference to market capitalization of the Company and/or relevant market multiples and adjustments.
If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statement of profit or loss and other comprehensive income.
Where an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in the consolidated statement of profit or loss and other comprehensive income.

F
-
20

Inventories
q) Inventories
Inventories, consisting primarily of products available for sale, are accounted for using the weighted average cost method or the cost of each individual item, and are valued at the lower of cost and net realisable value. Net realisable value represents the estimated selling price less estimated costs necessary to make the sale. Adjustments are recorded to write down the cost of inventory (including slow-moving merchandise and damaged goods) to the estimated net realisable value based on assumptions about the write-down percentage that is applicable to various groups of goods. In determining the allowance percentages on inventories, the Group considers the historical demand for inventories, expected selling prices and estimated costs necessary to make the sale. The Group takes ownership, risks and rewards of the products purchased, but has arrangements to return unsold goods with certain vendors. Write-downs and losses of inventories are recorded in Cost of sales.
The Group also provides fulfillment-related services in connection with the Group’s online marketplace. Third-party sellers maintain ownership of their inventories and therefore these products are not included in the Group’s inventories. The Group estimates and recognizes a provision for reimbursements, where Group is liable for the third-party sellers’ goods which were damaged or lost in the Group’s fulfillment and delivery infrastructure.

Provisions
r) Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation, but the final amount and exact timing of respective outflow are not certain. Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

Value added tax
s) Value added tax
Expenses and assets are recognized net of the amount of value added tax (“VAT”), except when the VAT incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the VAT is recognized as part of the cost of acquisition of the asset or as part of the expense item.
The net amount of the VAT recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statement of financial position.

Financial instruments
t) Financial instruments
Initial recognition and measurement
In accordance with IFRS 9,
Financial Instruments
financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.
In accordance with IFRS 9,
Financial Instruments
financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss and financial liabilities at amortized cost, as appropriate.
The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs.
In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.
The Group’s financial assets include cash and cash equivalents, short-term deposits, security deposits (accounted for as cash collateral provided to the lessor), loans and accounts receivable. The Group’s financial liabilities include trade and other payables, lease liabilities, loans and borrowings, convertible debt instruments.
Subsequent measurement
Financial assets and financial liabilities at amortized cost
The Group measures financial assets at amortized cost if both of the following conditions are met:

•	the financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and

•	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in interest expense in the consolidated statement of profit or loss and other comprehensive income.
Financial assets and financial liabilities at fair value through profit or loss.
Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognised in the statement of profit or loss.
This category includes trade accounts receivable from customers under the Ozon Installment program, which are expected to be derecognized in non-recourse
factoring arrangements, whereby the Group exchanges the account receivables for a cash consideration from financial institutions. The risks and rewards of ownership with respect to such receivables are considered to have been transferred at the point where the financial institutions accepted a tranche of receivables and assumed related risks and rewards of the assets, and therefore the Group derecognizes respective trade accounts receivables in their entirety. The Group retains continuous involvement with the transferred receivables over the life of the transferred receivables as the Group continues to collect cash flows the receivables and has assumed an obligation to pay the received cash flows in full without material delay to the financial institution, acting solely as a collecting agent on behalf of the acquirer of the receivables. The timing of continuous involvement are limited to terms of Ozon Installment program and in general less than 12 months.
The conversion features of the convertible bonds (the “conversion options”) is classified as financial liability and measured at fair value through profit and loss subsequently, while the host liability (the “debt component”) is accounted for at amortized cost using market interest rate determined at the date of bond issuance.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	the rights to receive cash flows from the asset have expired; or

•
the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and

•
either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transf
e
rred control of the asset.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statement of profit or loss and other comprehensive income.
Impairment of financial assets
The Group recognizes an allowance for expected credit losses (ECLs) for all financial assets measured at amortized cost (subject to materiality considerations). ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. ECLs are discounted at the effective interest rate of the financial asset in case of long-term assets.
Under IFRS 9,
Financial Instruments
ECLs are measured on either of the following bases:

•	12-month ECLs: these are ECLs that result from possible default events within the 12 months after the reporting date; and

•	lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.
The Group applies a simplified approach in calculating lifetime ECLs for accounts receivable. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. Where respective balances are material, the Group applies a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The most part of accounts receivable is short term, therefore forward-looking information is assessed based on subsequent events after reporting date.
For all other financial assets, the Group recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to
12-month
ECL.
When determining whether the credit risk of a financial instrument has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and including forward-looking information.
The Group assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is determined to have low credit risk at the reporting date. A financial instrument is determined to have low credit risk if:

•
the financial instrument has a low risk of default – when the counterparty has an external credit rating of ‘investment grade’ in accordance with the globally understood definition (rating
BBB-
or higher, based on Standard & Poor’s and Fitch ratings);

•	the debtor has a strong capacity to meet its contractual cash flow obligations in the near term.
The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Allowances for expected credit losses for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. Impairment losses related to accounts receivable are presented as part of cost of sales.

Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable l
e
gal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Convertible debt instruments
u) Convertible debt instruments
Convertible debt instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangement. In case such a convertible instrument includes a conversion feature, which is separable from the host debt contract, such a feature is separately assessed for classification as a financial liability or as an equity instrument. In such an assessment, the Group considers the definitions of a financial liability, an equity instrument, and a derivative instrument. An instrument is classified as an equity instrument if the instrument includes no contractual obligation to deliver cash or another financial asset to another entity or to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavorable to the Group. An instrument which will or may be settled in the Group’s own equity instruments is classified as an equity instrument, if it is a non-derivative that includes no contractual obligation for the Group to deliver a variable number of its own equity instruments; or a derivative that will be settled only by the Group exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments. In other cases an instrument is classified as a financial liability.